Prospectus supplement dated November 29, 2021
to the following prospectus(es):
Nationwide Innovator Corporate VUL prospectus dated May 1, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following investment options are only available to policies issued prior to December 31, 2021:
•	BNY Mellon Investment Portfolios – MidCap Stock Portfolio: Initial Shares
•	Franklin Templeton Variable Insurance Products Trust – Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust – Templeton Foreign VIP Fund: Class 2
•	Invesco – Invesco V.I. Growth and Income Fund: Series I Shares
•	Ivy Variable Insurance Portfolios – Growth: Class II
•	Lazard Retirement Series, Inc. – Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	MFS(R) Variable Insurance Trust II – MFS Blended Research(R) Core Equity Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. – Global Real Estate Portfolio: Class II
PROS-0631
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